Earnings Per Share Information (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Calculation of earnings per share
	2015		2014		2013
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings (loss) from continuing operations for
per-share calculation(a)	$1,680	$1,679	$9,523	$9,523	$7,596	$7,609
Preferred stock dividends declared	(18)	(18)	-	-	-	-
Earnings (loss) from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$1,662	$1,661	$9,523	$9,523	$7,596	$7,609
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	(7,795)	(7,795)	5,691	5,691	5,420	5,432
Net earnings (loss) attributable to GE common
shareowners for per-share calculation(a)(b)	$(6,135)	$(6,135)	$15,213	$15,212	$13,028	$13,040

Average equivalent shares
Shares of GE common stock outstanding	9,944	9,944	10,045	10,045	10,222	10,222
Employee compensation-related shares (including
stock options) and warrants	72	-	78	-	67	-
Total average equivalent shares	10,016	9,944	10,123	10,045	10,289	10,222

Per-share amounts
Earnings (loss) from continuing operations	$0.17	$0.17	$0.94	$0.95	$0.74	$0.74
Earnings (loss) from discontinued operations	(0.78)	(0.78)	0.56	0.57	0.53	0.53
Net earnings (loss)	(0.61)	(0.62)	1.50	1.51	1.27	1.28

Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and, therefore, are included in the computation of earnings per share pursuant to the two-class method. Application of this treatment had an insignificant effect.

  Included an insignificant amount of dividend equivalents in each of the three years presented.
  Included in 2013 is a dilutive adjustment for the change in income for forward purchase contracts that may be settled in stock.